UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2014

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments:

Putnam Absolute Return 700 Fund

The fund's portfolio
1/31/14 (Unaudited)

COMMON STOCKS (35.4%)(a)
			Shares	Value

Basic materials (1.1%)

Albemarle Corp.			25,800	$1,655,844

International Flavors & Fragrances, Inc.			26,071	2,259,834

PPG Industries, Inc.			22,400	4,084,864

Sigma-Aldrich Corp.			38,217	3,553,034

				11,553,576
Capital goods (1.1%)

Boeing Co. (The)			15,400	1,929,004

General Dynamics Corp.			35,091	3,555,069

MRC Global, Inc.(NON)			19,500	544,440

Roper Industries, Inc.			13,063	1,792,766

Stericycle, Inc.(NON)			12,000	1,404,720

Waste Management, Inc.			56,500	2,360,570

				11,586,569
Communication services (0.7%)

SBA Communications Corp. Class A(NON)			12,728	1,180,522

Verizon Communications, Inc.			132,917	6,382,674

				7,563,196
Conglomerates (2.1%)

3M Co.			7,900	1,012,701

Danaher Corp.			60,592	4,507,439

General Electric Co.			64,835	1,629,304

Marubeni Corp. (Japan)			713,000	5,045,503

Mitsubishi Corp. (Japan)			266,000	4,954,468

Mitsui & Co., Ltd. (Japan)			341,400	4,627,963

				21,777,378
Consumer cyclicals (5.8%)

Aaron's, Inc.			16,700	449,063

Advance Auto Parts, Inc.			8,516	977,722

Automatic Data Processing, Inc.			60,600	4,641,960

AutoZone, Inc.(NON)			3,546	1,755,483

Bed Bath & Beyond, Inc.(NON)			21,200	1,353,620

Cintas Corp.			16,900	964,483

Dillards, Inc. Class A			5,267	459,809

Dollar Tree, Inc.(NON)			23,563	1,190,403

Equinix, Inc.			17,916	1,255,195

FactSet Research Systems, Inc.			14,200	1,501,934

Gartner, Inc.(NON)			26,200	1,842,646

Home Depot, Inc. (The)			73,723	5,665,613

Kimberly-Clark Corp.			48,547	5,309,585

Lowe's Cos., Inc.			29,100	1,347,039

Madison Square Garden Co. (The) Class A(NON)			10,500	609,315

MasterCard, Inc. Class A			80,670	6,105,106

MSC Industrial Direct Co., Inc. Class A			9,566	803,735

Omnicom Group, Inc.			24,872	1,805,210

PetSmart, Inc.			12,251	771,813

Priceline.com, Inc.(NON)			4,072	4,661,992

Scotts Miracle-Gro Co. (The) Class A			13,900	825,521

Scripps Networks Interactive Class A			9,595	695,829

Target Corp.			55,728	3,156,434

Thomson Reuters Corp. (Canada)			38,000	1,370,280

TJX Cos., Inc. (The)			14,100	808,776

Verisk Analytics, Inc. Class A(NON)			21,357	1,363,858

VF Corp.			45,200	2,641,940

Viacom, Inc. Class B			50,505	4,146,461

				58,480,825
Consumer staples (4.5%)

Altria Group, Inc.			175,631	6,185,724

Dr. Pepper Snapple Group, Inc.			60,600	2,901,528

General Mills, Inc.			34,800	1,671,096

Hershey Co. (The)			36,096	3,587,942

ITOCHU Corp. (Japan)			483,000	5,980,180

Lorillard, Inc.			79,100	3,893,302

McDonald's Corp.			57,168	5,383,511

PepsiCo, Inc.			76,742	6,166,987

Procter & Gamble Co. (The)			9,468	725,438

Starbucks Corp.			61,516	4,375,018

Sumitomo Corp. (Japan)			398,200	5,027,679

				45,898,405
Energy (3.0%)

Chevron Corp.			65,862	7,352,175

ConocoPhillips			46,575	3,025,046

Dril-Quip, Inc.(NON)			4,800	482,688

EQT Corp.			9,412	873,528

Exxon Mobil Corp.			120,731	11,126,569

Occidental Petroleum Corp.			31,300	2,740,941

Phillips 66			26,009	1,900,998

Spectra Energy Corp.			34,066	1,224,673

Williams Cos., Inc. (The)			33,100	1,340,219

				30,066,837
Financials (5.6%)

ACE, Ltd.			32,500	3,048,825

Alleghany Corp.(NON)			3,711	1,381,717

Allied World Assurance Co. Holdings AG			16,020	1,648,778

Aon PLC			38,300	3,081,618

Arch Capital Group, Ltd.(NON)			27,896	1,501,084

Aspen Insurance Holdings, Ltd.			21,600	840,240

Axis Capital Holdings, Ltd.			27,100	1,220,042

BankUnited, Inc.			46,500	1,446,150

Berkshire Hathaway, Inc. Class B(NON)			42,034	4,690,994

Broadridge Financial Solutions, Inc.			41,600	1,509,664

Chubb Corp. (The)			51,311	4,337,832

Everest Re Group, Ltd.			10,486	1,517,953

JPMorgan Chase & Co.			70,935	3,926,962

M&T Bank Corp.			29,600	3,300,696

PartnerRe, Ltd.			12,907	1,267,080

ProAssurance Corp.			33,200	1,542,472

Public Storage(R)			29,039	4,576,256

RenaissanceRe Holdings, Ltd.			19,054	1,728,388

Signature Bank(NON)			18,300	2,233,698

Simon Property Group, Inc.(R)			22,400	3,468,416

Travelers Cos., Inc. (The)			58,500	4,754,880

Validus Holdings, Ltd.			45,065	1,618,735

W.R. Berkley Corp.			43,100	1,670,556

Wells Fargo & Co.			11,780	534,105

				56,847,141
Health care (4.3%)

AbbVie, Inc.			28,600	1,407,978

C.R. Bard, Inc.			9,573	1,240,565

Cardinal Health, Inc.			29,228	1,988,089

Eli Lilly & Co.			67,015	3,619,480

Forest Laboratories, Inc.(NON)			27,400	1,816,620

Henry Schein, Inc.(NON)			11,045	1,268,960

Johnson & Johnson			95,285	8,429,864

Laboratory Corp. of America Holdings(NON)			12,200	1,095,926

McKesson Corp.			16,579	2,891,543

Mednax, Inc.(NON)			18,600	1,034,904

Merck & Co., Inc.			138,927	7,358,963

Patterson Cos., Inc.			22,300	891,108

Perrigo Co. PLC			9,790	1,523,911

Pfizer, Inc.			254,290	7,730,416

Stryker Corp.			14,500	1,125,200

				43,423,527
Technology (4.7%)

Accenture PLC Class A			21,000	1,677,480

Amdocs, Ltd.			43,600	1,886,136

Apple, Inc.			18,315	9,168,489

DST Systems, Inc.			16,400	1,492,400

Google, Inc. Class A(NON)			9,129	10,781,075

Intuit, Inc.			43,259	3,168,722

L-3 Communications Holdings, Inc.			12,759	1,417,142

Maxim Integrated Products, Inc.			68,365	2,068,725

MICROS Systems, Inc.(NON)			28,800	1,599,264

Microsoft Corp.			205,423	7,775,261

Oracle Corp.			92,000	3,394,800

Synopsys, Inc.(NON)			44,400	1,769,784

VeriSign, Inc.(NON)			33,700	1,979,875

				48,179,153
Transportation (1.4%)

Alaska Air Group, Inc.			12,100	956,747

Copa Holdings SA Class A (Panama)			5,806	758,844

Southwest Airlines Co.			94,709	1,984,154

Union Pacific Corp.			31,600	5,505,984

United Parcel Service, Inc. Class B			50,199	4,780,451

				13,986,180
Utilities and power (1.1%)

CMS Energy Corp.			30,400	844,816

ITC Holdings Corp.			5,900	610,650

Kinder Morgan, Inc.			33,575	1,141,886

PG&E Corp.			50,500	2,128,575

PPL Corp.			72,200	2,207,154

Southern Co. (The)			98,900	4,078,636

				11,011,717

Total common stocks (cost $319,587,865)				$360,374,504

MORTGAGE-BACKED SECURITIES (17.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (9.2%)

Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.537s, 2034			$489,481	$646,868
IFB Ser. 3860, Class SP, IO, 6.44s, 2040			2,667,249	423,426
IFB Ser. 3856, Class PS, IO, 6.44s, 2040			1,238,329	172,872
IFB Ser. 3861, Class PS, IO, 6.44s, 2037			1,281,677	196,558
IFB Ser. 3907, Class KS, IO, 6.39s, 2040			2,227,990	382,394
IFB Ser. 3232, Class KS, IO, 6.14s, 2036			931,542	110,038
IFB Ser. 4104, Class S, IO, 5.94s, 2042			921,026	206,279
IFB Ser. 3116, Class AS, IO, 5.94s, 2034			1,181,754	77,171
IFB Ser. 4240, Class SA, IO, 5.84s, 2043			8,933,703	2,067,080
IFB Ser. 4245, Class AS, IO, 5.84s, 2043			9,394,790	2,137,286
IFB Ser. 3964, Class SA, IO, 5.84s, 2041			6,477,769	969,657
IFB Ser. 3852, Class NT, 5.84s, 2041			2,686,066	2,653,618
IFB Ser. 311, Class S1, IO, 5.79s, 2043			10,413,652	2,330,065
IFB Ser. 308, Class S1, IO, 5.79s, 2043			4,917,243	1,195,874
IFB Ser. 314, Class AS, IO, 5.73s, 2043			2,539,008	559,561
Ser. 3687, Class CI, IO, 5s, 2038			2,126,198	313,104
Ser. 3632, Class CI, IO, 5s, 2038			273,515	25,245
Ser. 3626, Class DI, IO, 5s, 2037			76,798	1,545
Ser. 4122, Class TI, IO, 4 1/2s, 2042			2,348,865	474,001
Ser. 4116, Class MI, IO, 4s, 2042			5,050,201	1,042,910
Ser. 4213, Class GI, IO, 4s, 2041			3,427,125	610,371
Ser. 304, Class C53, IO, 4s, 2032			3,504,084	529,677
Ser. 304, Class C22, IO, 3 1/2s, 2042			2,469,770	569,591
Ser. 4141, Class IM, IO, 3 1/2s, 2042			4,679,553	959,304
Ser. 4141, Class IQ, IO, 3 1/2s, 2042			2,319,456	475,500
Ser. 4122, Class CI, IO, 3 1/2s, 2042			7,737,711	1,276,715
Ser. 304, IO, 3 1/2s, 2027			2,482,374	304,091
Ser. 304, Class C37, IO, 3 1/2s, 2027			1,827,747	227,353
Ser. 4158, Class TI, IO, 3s, 2042			8,329,193	1,123,108
Ser. 4165, Class TI, IO, 3s, 2042			9,357,601	1,298,835
Ser. 4134, Class PI, IO, 3s, 2042			11,077,139	1,740,329
Ser. 4183, Class MI, IO, 3s, 2042			3,123,244	430,071
Ser. 304, Class C45, IO, 3s, 2027			3,701,615	460,480
Ser. T-8, Class A9, IO, 0.469s, 2028			225,824	2,399
Ser. T-59, Class 1AX, IO, 0.274s, 2043			523,481	6,462
Ser. T-48, Class A2, IO, 0.212s, 2033			777,096	7,619
FRB Ser. T-54, Class 2A, IO, zero %, 2043			311,630	24

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.71s, 2035			77,467	126,383
IFB Ser. 05-122, Class SE, 22.547s, 2035			255,418	372,032
IFB Ser. 11-4, Class CS, 12.584s, 2040			1,404,481	1,661,516
IFB Ser. 12-96, Class PS, IO, 6.542s, 2041			3,464,161	705,719
IFB Ser. 10-35, Class SG, IO, 6.242s, 2040			3,004,165	605,249
IFB Ser. 13-81, Class US, IO, 6.092s, 2043			1,484,170	281,903
IFB Ser. 12-132, Class SB, IO, 6.042s, 2042			2,296,298	382,655
IFB Ser. 13-81, Class QS, IO, 6.042s, 2041			3,162,631	567,544
IFB Ser. 13-9, Class LS, 5.992s, 2043			3,409,941	808,659
IFB Ser. 13-92, Class SA, IO, 5.792s, 2043			1,455,368	353,946
IFB Ser. 13-103, Class SK, IO, 5.762s, 2043			1,405,768	325,347
Ser. 13-101, Class SE, IO, 5.742s, 2043			3,141,873	789,867
IFB Ser. 13-128, Class CS, IO, 5.742s, 2043			3,823,352	862,166
IFB Ser. 13-102, Class SH, IO, 5.742s, 2043			2,130,147	468,845
Ser. 397, Class 2, IO, 5s, 2039			79,020	13,508
Ser. 398, Class C5, IO, 5s, 2039			342,291	51,652
Ser. 10-13, Class EI, IO, 5s, 2038			210,092	6,350
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			3,038,254	355,385
Ser. 418, Class C24, IO, 4s, 2043			5,931,382	1,366,071
Ser. 13-44, Class PI, IO, 4s, 2043			1,653,074	281,023
Ser. 12-124, Class UI, IO, 4s, 2042			6,237,603	1,223,818
Ser. 12-96, Class PI, IO, 4s, 2041			1,686,688	293,501
Ser. 12-40, Class MI, IO, 4s, 2041			3,784,318	645,542
Ser. 406, Class 2, IO, 4s, 2041			339,466	69,081
Ser. 406, Class 1, IO, 4s, 2041			182,754	37,684
Ser. 409, Class C16, IO, 4s, 2040			804,837	161,408
Ser. 418, Class C15, IO, 3 1/2s, 2043			9,746,149	2,214,203
Ser. 417, Class C19, IO, 3 1/2s, 2033			4,001,445	601,417
Ser. 13-35, Class IP, IO, 3s, 2042			3,891,637	455,899
Ser. 13-23, Class PI, IO, 3s, 2041			5,209,101	562,791
Ser. 13-55, Class MI, IO, 3s, 2032			3,571,639	494,743
Ser. 03-W10, Class 1, IO, 1.115s, 2043			292,325	8,998
Ser. 98-W5, Class X, IO, 0.918s, 2028			415,082	20,495
Ser. 98-W2, Class X, IO, 0.739s, 2028			1,436,353	83,488
Ser. 03-W1, Class 2A, IO, zero %, 2042			655,212	51
Ser. 08-36, Class OV, PO, zero %, 2036			33,929	28,565

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			233,000	207,370

Government National Mortgage Association
IFB Ser. 11-61, Class CS, IO, 6.523s, 2035			7,171,445	1,075,710
IFB Ser. 12-26, Class SP, IO, 6.493s, 2042			1,215,023	289,273
Ser. 10-9, Class XD, IO, 6.441s, 2040			9,271,912	1,644,188
IFB Ser. 10-85, Class SE, IO, 6.393s, 2040			4,121,672	775,122
IFB Ser. 10-55, Class SG, IO, 6.343s, 2040			1,005,121	187,164
IFB Ser. 10-50, Class LS, IO, 6.343s, 2040			8,526,453	1,609,360
IFB Ser. 13-91, Class SP, IO, 6.143s, 2042			4,551,682	837,783
IFB Ser. 12-149, Class LS, IO, 6.093s, 2042			4,985,441	813,724
IFB Ser. 10-20, Class SE, IO, 6.093s, 2040			8,126,930	1,432,778
IFB Ser. 10-26, Class QS, IO, 6.093s, 2040			1,621,318	306,486
IFB Ser. 13-37, Class S, IO, 6.073s, 2043			1,297,173	225,838
IFB Ser. 13-113, Class SL, IO, 6.073s, 2042			1,548,792	274,548
IFB Ser. 13-87, Class AS, IO, 6.043s, 2043			2,034,606	358,595
IFB Ser. 13-87, Class SA, IO, 6.043s, 2043			4,309,623	716,369
IFB Ser. 13-124, Class SC, IO, 6.043s, 2041			7,507,183	1,266,852
IFB Ser. 10-120, Class SB, IO, 6.043s, 2035			291,055	24,926
IFB Ser. 13-129, Class SN, IO, 5.993s, 2043			1,655,380	267,542
IFB Ser. 13-152, Class SG, IO, 5.993s, 2043			5,271,423	877,275
IFB Ser. 13-102, Class AS, IO, 5.993s, 2043			1,732,851	329,238
IFB Ser. 13-99, Class SL, IO, 5.993s, 2043			3,381,921	623,187
IFB Ser. 13-129, Class CS, IO, 5.993s, 2042			3,645,600	617,893
IFB Ser. 10-20, Class SC, IO, 5.993s, 2040			11,582,029	2,077,237
Ser. 13-149, Class MS, IO, 5.943s, 2039			3,274,864	521,915
IFB Ser. 13-134, Class DS, IO, 5.943s, 2043			4,143,507	664,246
IFB Ser. 12-77, Class MS, IO, 5.943s, 2042			2,696,602	637,261
IFB Ser. 13-99, Class VS, IO, 5.941s, 2043			1,652,478	299,892
IFB Ser. 11-146, Class AS, IO, 5.941s, 2041			3,549,949	707,216
IFB Ser. 14-4, Class SG, IO, 5.94s, 2044			4,797,000	894,497
IFB Ser. 13-184, Class SK, IO, 5.893s, 2043			2,817,537	493,069
IFB Ser. 12-34, Class SA, IO, 5.893s, 2042			3,532,136	749,802
IFB Ser. 10-158, Class SA, IO, 5.893s, 2040			1,836,240	327,971
IFB Ser. 10-151, Class SA, IO, 5.893s, 2040			2,806,363	501,581
IFB Ser. 11-13, Class SB, IO, 5.793s, 2041			3,459,057	600,356
IFB Ser. 10-89, Class SD, IO, 5.773s, 2040			1,303,195	223,175
IFB Ser. 11-70, Class SN, IO, 5.741s, 2041			1,610,000	396,640
IFB Ser. 11-70, Class SH, IO, 5.731s, 2041			1,892,718	465,495
IFB Ser. 10-15, Class BS, IO, 5.623s, 2040			1,260,246	195,212
IFB Ser. 10-15, Class AS, IO, 5.603s, 2040			6,212,782	961,117
IFB Ser. 10-50, Class GS, IO, 5.573s, 2040			4,138,476	675,093
IFB Ser. 10-42, Class DS, IO, 5.543s, 2040			10,530,202	1,711,168
IFB Ser. 10-37, Class SG, IO, 5.543s, 2040			529,174	83,874
IFB Ser. 10-42, Class ES, IO, 5.523s, 2040			4,723,287	738,014
Ser. 14-2, Class IC, IO, 5s, 2044			2,710,000	645,319
Ser. 13-3, Class IT, IO, 5s, 2043			1,788,537	390,284
Ser. 11-116, Class IB, IO, 5s, 2040			3,217,231	296,249
Ser. 10-35, Class UI, IO, 5s, 2040			2,620,725	609,319
Ser. 10-20, Class UI, IO, 5s, 2040			2,684,832	540,323
Ser. 10-9, Class UI, IO, 5s, 2040			11,172,812	2,399,647
Ser. 09-121, Class UI, IO, 5s, 2039			5,760,752	1,276,007
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			302,588	55,041
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			2,363,789	480,440
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			4,461,900	925,972
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			3,336,334	750,672
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			8,390,200	1,783,322
Ser. 09-121, Class QI, IO, 4 1/2s, 2039			3,919,268	870,273
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			6,089,004	822,009
Ser. 13-24, Class PI, IO, 4s, 2042			2,220,177	418,992
Ser. 12-106, Class QI, IO, 4s, 2042			1,322,461	247,723
Ser. 12-47, Class CI, IO, 4s, 2042			2,803,429	628,346
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			3,114,651	474,987
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			8,800,043	1,554,880
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			6,725,425	1,126,845
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			3,581,516	578,415
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			8,547,183	1,282,505
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			1,892,236	329,495
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			2,649,452	480,028
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			3,509,713	551,832
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			4,038,257	554,789
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			10,563,309	1,539,814

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.824s, 2027			110,522	829
Ser. 98-3, IO, 0.102s, 2027			66,195	972
Ser. 98-2, IO, zero %, 2027			57,133	411
Ser. 98-4, IO, zero %, 2026			88,078	2,168

Structured Asset Securities Corp. 144A IFB Ser. 07-4, Class 1A3, IO, 5.997s, 2045			1,050,016	183,753

				93,782,698
Commercial mortgage-backed securities (5.7%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			1,066,000	1,117,267
Ser. 06-1, Class B, 5.49s, 2045			255,000	262,305
Ser. 06-6, Class A2, 5.309s, 2045			26,358	26,430
FRB Ser. 05-1, Class B, 5.289s, 2042			840,000	861,000
FRB Ser. 05-5, Class D, 5.222s, 2045			426,000	434,690
FRB Ser. 05-6, Class G, 5.183s, 2047			443,000	431,191
Ser. 05-4, Class C, 5.147s, 2045			495,000	470,250
Ser. 05-3, Class AJ, 4.767s, 2043			225,000	224,289
Ser. 07-1, Class XW, IO, 0.345s, 2049			3,035,987	26,996

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 08-1, Class C, 6.258s, 2051			584,000	508,022
Ser. 04-2, Class G, 5.239s, 2038			1,000,000	1,038,400
Ser. 04-4, Class XC, IO, 0.812s, 2042			2,855,807	7,297
Ser. 02-PB2, Class XC, IO, 0.627s, 2035			1,340,438	678

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 5.887s, 2050			241,000	237,988
FRB Ser. 06-PW11, Class AJ, 5.439s, 2039			332,000	341,545
Ser. 05-PWR7, Class D, 5.304s, 2041			431,000	405,485
Ser. 05-PWR7, Class C, 5.235s, 2041			489,000	465,974
Ser. 05-PWR9, Class C, 5.055s, 2042			281,000	268,186

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.439s, 2039			1,010,000	1,020,706
FRB Ser. 06-PW11, Class C, 5.439s, 2039			200,000	196,960

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class B, 5.781s, 2049			3,226,000	3,135,995
FRB Ser. 05-C3, Class B, 5.029s, 2043			770,000	725,494

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 4.878s, 2045			1,486,000	1,372,915

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.118s, 2044			262,000	254,140

COMM Mortgage Trust
FRB Ser. 07-C9, Class C, 5.8s, 2049			250,000	241,250
FRB Ser. 07-C9, Class D, 5.8s, 2049			350,000	331,625
Ser. 07-C9, Class AJ, 5.65s, 2049			627,000	657,535
FRB Ser. 04-LB3A, Class E, 5.436s, 2037			693,000	701,524
FRB Ser. 05-LP5, Class D, 5.086s, 2043			359,000	373,277

COMM Mortgage Trust 144A
FRB Ser. 13-CR6, Class D, 4.176s, 2046			220,000	191,091
FRB Ser. 13-CR8, Class D, 3.971s, 2046			450,000	380,750
FRB Ser. 07-C9, Class AJFL, 0.847s, 2049			713,000	641,272

Credit Suisse First Boston Mortgage Securities Corp. Ser. 02-CP5, Class E, 5.339s, 2035			276,547	276,810

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class H, 6.326s, 2035			460,000	453,082
Ser. 03-C3, Class AX, IO, 1.496s, 2038			338,189	3

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.76s, 2039			195,182	195,265

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.418s, 2044			1,071,000	1,087,570

GE Capital Commercial Mortgage Corp.
FRB Ser. 05-C4, Class AJ, 5.311s, 2045			429,000	416,688
FRB Ser. 06-C1, Class AJ, 5.281s, 2044			1,908,108	1,860,978

GE Commercial Mortgage Corporation Trust 144A FRB Ser. 04-C1, Class G, 5.157s, 2038			567,000	576,129

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042			320,000	304,800
FRB Ser. 05-GG3, Class D, 4.986s, 2042			783,000	787,875

GS Mortgage Securities Trust
FRB Ser. 04-GG2, Class D, 5.717s, 2038			299,000	302,364
Ser. 05-GG4, Class B, 4.841s, 2039			970,000	976,014
Ser. 05-GG4, Class AJ, 4.782s, 2039			313,000	315,827

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.638s, 2045			859,000	848,864
FRB Ser. GC10, Class D, 4.415s, 2046			636,000	561,016
Ser. 06-GG8, Class X, IO, 0.579s, 2039			52,776,355	955,252

JPMorgan Chase Commercial Mortgage Securities Corp. Ser. 03-C1, Class D, 5.192s, 2037			1,963,859	1,981,043

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.071s, 2051			1,040,500	1,077,438
FRB Ser. 06-LDP7, Class B, 5.873s, 2045			619,000	548,061
FRB Ser. 04-CB9, Class B, 5.661s, 2041			800,000	822,560
Ser. 06-LDP6, Class AJ, 5.565s, 2043			1,381,000	1,414,144
FRB Ser. 05-LDP3, Class D, 5.192s, 2042			555,000	552,336
FRB Ser. 04-CBX, Class B, 5.021s, 2037			210,000	212,878
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			463,000	432,020
FRB Ser. 05-LDP2, Class D, 4.941s, 2042			1,000,000	976,000
FRB Ser. 13-LC11, Class D, 4.242s, 2046			342,000	299,756
FRB Ser. 13-C10, Class D, 4.16s, 2047			309,000	271,279
Ser. 07-LDPX, Class X, IO, 0.303s, 2049			11,834,836	104,371

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.171s, 2051			392,000	384,400
FRB Ser. 07-CB20, Class C, 6.171s, 2051			658,000	616,164
FRB Ser. 11-C3, Class E, 5.541s, 2046			262,000	272,426
FRB Ser. 12-C6, Class F, 5.202s, 2045			432,000	392,635
FRB Ser. 12-LC9, Class E, 4.427s, 2047			337,000	303,997
FRB Ser. 13-C13, Class D, 4.056s, 2046			458,000	392,463
FRB Ser. 13-C13, Class E, 3.986s, 2046			639,000	486,482

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.547s, 2040			159,072	158,068

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			905,000	917,942
FRB Ser. 06-C3, Class C, 5.704s, 2039			1,250,000	1,100,000
Ser. 07-C1, Class AJ, 5.484s, 2040			403,000	412,471
FRB Ser. 06-C6, Class C, 5.482s, 2039			377,000	365,690
Ser. 05-C7, Class C, 5.35s, 2040			324,000	333,979
FRB Ser. 05-C2, Class C, 5.224s, 2040			1,150,000	1,121,595
Ser. 07-C2, Class XW, IO, 0.538s, 2040			1,889,744	31,190

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.263s, 2051			328,000	353,912
FRB Ser. 05-CIP1, Class C, 5.218s, 2038			501,000	460,920
FRB Ser. 05-CIP1, Class B, 5.188s, 2038			265,000	254,400
Ser. 04-KEY2, Class D, 5.046s, 2039			263,000	264,473
FRB Ser. 04-BPC1, Class C, 5.011s, 2041			468,000	471,463

Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			208,000	204,818

Merrill Lynch/Countrywide Commercial Mortgage Trust 144A Ser. 06-4, Class XC, IO, 0.21s, 2049			51,779,649	631,712

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049			417,000	397,193

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049			295,000	283,761

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.419s, 2046			143,000	125,311
FRB Ser. 13-C11, Class E, 4.419s, 2046			750,000	594,675
Ser. 13-C8, Class D, 4.172s, 2048			506,000	438,398
Ser. 13-C10, Class D, 4.083s, 2046			206,000	176,820

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558s, 2044			322,000	289,220
FRB Ser. 06-HQ8, Class C, 5.497s, 2044			1,350,000	1,296,000
FRB Ser. 06-HQ8, Class D, 5.497s, 2044			274,000	240,435
Ser. 04-HQ4, Class E, 5.15s, 2040			234,000	233,836

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C3, Class D, 4.958s, 2049(F)			496,000	449,197

Wachovia Bank Commercial Mortgage Trust Ser. 06-C24, Class AJ, 5.658s, 2045			775,000	768,103

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.239s, 2044			569,000	570,878

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.304s, 2046(F)			2,412,000	2,123,167

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.248s, 2044			737,000	726,226
FRB Ser. 12-C6, Class E, 5s, 2045			533,000	461,312
FRB Ser. 13-UBS1, Class D, 4.634s, 2046			345,000	305,263
FRB Ser. 13-C15, Class D, 4.486s, 2046			841,000	742,971
FRB Ser. 12-C10, Class D, 4.46s, 2045			637,000	575,869
FRB Ser. 13-C12, Class D, 4.357s, 2048			538,000	482,677
FRB Ser. 13-C11, Class D, 4.184s, 2045			298,000	262,054
FRB Ser. 13-C14, Class D, 4.002s, 2046			716,000	610,089

				58,047,605
Residential mortgage-backed securities (non-agency) (2.5%)

Banc of America Funding Corp.
FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036			321,231	273,046
FRB Ser. 07-C, Class 07-C, 2.678s, 2036			2,426,974	2,244,951
FRB Ser. 06-G, Class 2A5, 0.437s, 2036			2,078,937	1,787,885

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036			286,829	159,505
Ser. 12-RR10, Class 8A2, 4s, 2036			569,469	564,514
FRB Ser. 12-RR10, Class 9A2, 2.66s, 2035			280,000	246,260

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR11, Class 5A3, 10.923s, 2037			290,489	178,215
FRB Ser. 13-RR2, Class 3A2, 7.555s, 2036			490,000	454,475

Countrywide Alternative Loan Trust
Ser. 06-5T2, Class A7, 6s, 2036			877,280	717,656
FRB Ser. 05-59, Class 1A1, 0.487s, 2035			951,346	753,941

Harborview Mortgage Loan Trust FRB Ser. 05-10, Class 2A1A, 0.467s, 2035			513,933	443,576

IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR15, Class A1, 0.278s, 2036			1,009,033	771,910

Jefferies Resecuritization Trust 144A FRB Ser. 09-R7, Class 12A2, 2.616s, 2036			1,325,000	1,060,000

RBSSP Resecuritization Trust 144A FRB Ser. 09-5, Class 11A3, 6 1/2s, 2037			575,937	454,414

Residential Accredit Loans, Inc.
FRB Ser. 06-QO7, Class 2A1, 0.988s, 2046			4,170,912	2,888,356
FRB Ser. 07-QH2, Class A1, 0.298s, 2037			3,001,160	2,325,899

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.208s, 2046			1,630,803	1,426,463
FRB Ser. 06-AR3, Class A1B, 1.138s, 2046			511,037	415,473
FRB Ser. 06-AR4, Class 1A1B, 1.078s, 2046			707,888	587,547
FRB Ser. 2004-AR13, Class A1B2, 0.678s, 2034			678,197	620,550
FRB Ser. 05-AR11, Class A1C3, 0.668s, 2045			1,409,387	1,205,026
FRB Ser. 05-AR13, Class A1C3, 0.648s, 2045			3,240,181	2,783,315
FRB Ser. 05-AR11, Class A1C4, 0.598s, 2045			852,073	722,132
FRB Ser. 05-AR1, Class A1B, 0.548s, 2045			227,511	201,168
FRB Ser. 05-AR13, Class A1B3, 0.518s, 2045			245,386	215,940
FRB Ser. 05-AR15, Class A1B3, 0.498s, 2045			638,127	531,611
FRB Ser. 12-RR2, Class 1A2, 0.356s, 2047			1,000,000	701,727

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 4.994s, 2036			476,751	463,343

				25,198,898

Total mortgage-backed securities (cost $166,757,789)				$177,029,201

CORPORATE BONDS AND NOTES (9.1%)(a)
			Principal amount	Value

Basic materials (0.7%)

Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017			$196,000	$213,229

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)			85,000	92,438

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			585,000	630,338

Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer 144A company guaranty sr. unsec. notes 5 5/8s, 2016 (Luxembourg)			1,375,000	1,402,500

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			1,500,000	1,601,250

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			1,215,000	1,218,037

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			605,000	629,200

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			500,000	533,750

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			1,000,000	1,041,317

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017 (Brazil)			230,000	255,070

				7,617,129
Capital goods (0.5%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			1,400,000	1,505,000

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			1,750,000	1,990,625

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		EUR	150,000	220,533

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			$445,000	477,263

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			340,000	358,700

Schaeffler Holding Finance BV 144A notes 6 7/8s, 2018 (Netherlands)(PIK)		EUR	245,000	349,431

				4,901,552
Communication services (1.5%)

America Movil SAB de CV company guaranty unsec. unsub. notes 5 1/2s, 2014 (Mexico)			$196,000	196,441

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			915,000	951,600

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			1,250,000	1,296,250

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			495,000	561,825

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			130,000	134,550

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			1,500,000	1,608,750

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s, 2018 (Luxembourg)			700,000	743,750

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			500,000	558,750

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			1,500,000	1,558,124

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			835,000	626,250

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			1,500,000	1,616,250

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	115,000	167,660

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	165,000	239,806

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			$560,000	616,151

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	540,000	909,898

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			$1,775,000	1,979,125

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)		EUR	110,000	156,163

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			$420,000	439,950

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			1,000,000	1,142,500

				15,503,793
Consumer cyclicals (1.3%)

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			860,000	875,050

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			133,000	133,665

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			330,000	331,650

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			1,500,000	1,704,375

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019			475,000	484,500

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			500,000	531,250

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			312,000	328,380

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			1,000,000	1,022,400

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			477,000	505,620

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			500,000	515,000

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	291,012	399,552

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			$1,000,000	1,125,000

Navistar International Corp. sr. notes 8 1/4s, 2021			1,750,000	1,802,500

Owens Corning company guaranty sr. unsec. notes 9s, 2019			47,000	58,221

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			200,000	223,500

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			1,300,000	1,319,500

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			500,000	557,500

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)			395,000	453,263

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			337,344	356,741

				12,727,667
Consumer staples (0.4%)

Affinion Investments, LLC 144A company guaranty sr. unsec. sub. notes 13 1/2s, 2018			581,400	571,226

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			590,000	668,913

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			1,750,000	1,903,125

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			500,000	538,125

				3,681,389
Energy (1.4%)

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			1,000,000	1,080,000

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			1,000,000	1,020,000

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			1,000,000	1,031,250

Gazprom OAO Via White Nights Finance BV notes 10 1/2s, 2014 (Russia)			500,000	506,455

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			1,500,000	1,496,250

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			110,000	115,775

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			1,250,000	1,284,374

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			265,000	298,125

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			1,000,000	1,015,000

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,805,000	1,708,992

Samson Investment Co. 144A sr. unsec. notes 10 1/2s, 2020			2,500,000	2,750,000

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			2,000,000	1,990,000

				14,296,221
Financials (1.1%)

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			1,000,000	1,110,000

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			520,000	553,800

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			1,190,000	1,279,250

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB bonds 8 1/8s, 2038			645,000	751,424

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2019			1,430,000	1,424,638

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, 2049 (United Kingdom)			200,000	192,500

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			270,000	266,625

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2018			610,000	616,100

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021			1,676,000	1,717,900

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			635,000	625,475

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			230,000	266,513

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			250,000	257,813

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			500,000	526,250

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,500,000	1,627,500

				11,215,788
Health care (1.4%)

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			1,969,000	2,047,760

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			2,000,000	2,112,500

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	445,000	633,823

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			$525,000	578,813

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019			50,000	52,725

HCA, Inc. sr. notes 6 1/2s, 2020			610,000	672,525

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			1,390,000	1,511,625

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			565,000	603,138

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			856,000	984,400

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			1,080,000	1,139,400

Service Corp. International/US sr. notes 7s, 2017			185,000	208,588

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	734,825

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			2,430,000	2,594,025

				13,874,147
Technology (0.2%)

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			2,000,000	2,120,000

				2,120,000
Transportation (0.3%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			1,000,000	1,061,250

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			2,000,000	2,130,000

				3,191,250
Utilities and power (0.3%)

AES Corp. (VA) sr. unsec. unsub. notes 9 3/4s, 2016			150,000	176,250

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			1,000,000	1,165,000

El Paso Corp. sr. unsec. notes 7s, 2017			465,000	525,836

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			945,000	1,086,750

				2,953,836

Total corporate bonds and notes (cost $89,694,068)				$92,082,772

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.8%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.8%)

Government National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, February 1, 2044			$4,000,000	$4,341,875
4s, TBA, February 1, 2044			4,000,000	4,242,812

				8,584,687
U.S. Government Agency Mortgage Obligations (7.0%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, with due dates from August 1, 2042 to June 1, 2043			1,797,227	1,865,676

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, February 1, 2044			3,000,000	3,303,281
4 1/2s, TBA, February 1, 2044			9,000,000	9,655,313
4s, TBA, February 1, 2044			27,000,000	28,284,609
3 1/2s, TBA, February 1, 2044			10,000,000	10,146,094
3s, TBA, February 1, 2044			18,000,000	17,503,594

				70,758,567

Total U.S. government and agency mortgage obligations (cost $78,020,458)				$79,343,254

U.S. TREASURY OBLIGATIONS (0.2%)(a)
			Principal amount	Value

U.S. Treasury Notes
1 3/4s, May 31, 2016(i)			$880,000	$908,970
1 7/8s, September 30, 2017(i)			493,000	511,290
3/8s, June 30, 2015(i)			121,000	121,335
7/8s, December 31, 2016(i)			115,000	115,726

Total U.S. treasury Obligations (cost $1,657,321)				$1,657,321

SENIOR LOANS (5.3%)(a)(c)
			Principal amount	Value

Basic materials (0.3%)

AIlnex Luxembourg & CY SCA bank term loan FRN 8 1/4s, 2020 (Luxembourg)			$500,000	$514,375

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)			654,246	658,335

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)			339,900	342,024

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			1,165,000	1,188,300

				2,703,034
Communication services (0.3%)

Asurion Corp. bank term loan FRN 11s, 2019			1,500,000	1,537,500

Asurion, LLC bank term loan FRN Ser. B2, 3 1/2s, 2020			663,665	654,643

Zayo Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2019			985,003	990,104

				3,182,247
Consumer cyclicals (2.2%)

Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018			1,930,563	1,944,696

American Casino & Entertainment Properties, LLC bank term loan FRN 6s, 2020			1,293,500	1,312,903

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			1,042,535	1,050,681

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.488s, 2018			1,957,421	1,880,348

CBAC Borrower, LLC bank term loan FRN Ser. B, 8 1/4s, 2020			1,500,000	1,548,750

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.918s, 2019			1,617,000	1,567,912

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			1,492,462	1,404,780

Golden Nugget, Inc. bank term loan FRN Ser. B, 5 1/2s, 2019			612,500	623,984

Golden Nugget, Inc. bank term loan FRN Ser. DD, 5 1/2s, 2019			262,500	267,422

Interactive Data Corp. bank term loan FRN Ser. B, 3 3/4s, 2018			681,778	683,482

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018			571,370	573,155

MGM Resorts International bank term loan FRN Ser. B, 3 1/2s, 2019			990,000	990,000

Motor City Casino bank term loan FRN Ser. B, 5s, 2017			822,907	831,136

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			83,634	83,982

ROC Finance, LLC bank term loan FRN 5s, 2019			498,750	487,840

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019			987,500	989,043

Sabre, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019			1,732,500	1,742,245

Station Casinos, LLC bank term loan FRN Ser. B, 5s, 2020			1,240,625	1,252,101

Travelport, LLC bank term loan FRN 9 1/2s, 2016			625,223	645,803

Travelport, LLC bank term loan FRN 6 1/4s, 2019			1,606,925	1,641,575

TWCC Holding Corp. bank term loan FRN 7s, 2020			1,000,000	1,006,250

Van Wagner Communications, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			490,050	496,482

				23,024,570
Consumer staples (0.5%)

BJ's Wholesale Club, Inc. bank term loan FRN 8 1/2s, 2020			1,000,000	1,026,042

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021			1,000,000	1,010,833

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			2,000,000	2,032,500

Sprouts Farmers Markets, Inc. bank term loan FRN 4s, 2020			452,143	454,121

WNA Holdings, Inc. bank term loan FRN 8 1/2s, 2020			335,000	338,350

WNA Holdings, Inc. bank term loan FRN 4.53s, 2020			147,573	148,680

WNA Holdings, Inc. bank term loan FRN 4.53s, 2020			85,679	86,322

				5,096,848
Energy (0.7%)

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			1,500,000	1,538,304

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			946,115	956,252

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 6 1/4s, 2017 (Cayman Islands)			1,234,875	1,240,278

Quicksilver Resources, Inc. bank term loan FRN 7s, 2019			1,325,000	1,316,719

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)			1,050,000	1,065,750

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)			959,577	966,602

				7,083,905
Financials (0.3%)

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			1,145	1,149

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019			1,500,000	1,493,304

Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020			1,470,179	1,479,981

				2,974,434
Health care (0.3%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			990,000	994,950

Kinetic Concepts, Inc. bank term loan FRN 4 1/2s, 2018			1,338,091	1,348,355

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			705,672	709,195

Sheridan Holdings, Inc. bank term loan FRN 8 1/4s, 2021			430,000	437,883

				3,490,383
Technology (0.3%)

Avaya, Inc. bank term loan FRN Ser. B5, 8s, 2018			1,742,958	1,757,109

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			500,000	497,500

Infor US, Inc. bank term loan FRN Ser. B5, 5 1/4s, 2020			617,529	618,977

				2,873,586
Transportation (0.3%)

Air Medical Group Holdings, Inc. bank term loan FRN 8 3/8s, 2018(PIK)			1,575,000	1,547,438

Livingston International, Inc. bank term loan FRN 9s, 2020 (Canada)			1,466,087	1,491,743

				3,039,181
Utilities and power (0.1%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.73s, 2017			1,093,159	759,159

				759,159

Total senior loans (cost $53,794,172)				$54,227,347

COMMODITY LINKED NOTES (3.8%)(a)(CLN)
			Principal amount	Value

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the S&P GSCI Light-Energy Index Excess Return multiplied by 3) (Jersey)			$20,271,000	$21,059,054

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2014 (Indexed to the UBSIF3AT Index multiplied by 3) (Jersey)			18,933,000	18,036,631

Total commodity Linked Notes (cost $39,204,000)				$39,095,685

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Jan-15/$162.00		$293,565	$2,035,806

SPDR S&P 500 ETF Trust (Put)	Dec-14/158.00		303,655	1,672,228

SPDR S&P 500 ETF Trust (Put)	Nov-14/155.00		315,756	1,372,178

SPDR S&P 500 ETF Trust (Put)	Oct-14/152.00		382,038	1,270,716

SPDR S&P 500 ETF Trust (Put)	Sep-14/150.00		272,415	729,892

SPDR S&P 500 ETF Trust (Put)	Aug-14/145.00		299,853	494,757

Total purchased options outstanding (cost $9,385,753)				$7,575,577

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$725,000	$576,375

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			3,710,000	3,199,875

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			775,000	823,825

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			220,000	227,700

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			150,000	134,550

Total foreign government and agency bonds and notes (cost $5,495,510)				$4,962,325

SHORT-TERM INVESTMENTS (27.0%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)			106,402,617	$106,402,617

SSgA Prime Money Market Fund zero %(P)			9,310,000	9,310,000

U.S. Treasury Bills with an effective yield of 0.12%, November 13, 2014(SEG)(SEGSF)(SEGCCS)			$24,000,000	23,985,840

U.S. Treasury Bills with an effective yield of 0.13%, August 21, 2014(SEG)(SEGCCS)			26,000,000	25,991,030

U.S. Treasury Bills with an effective yield of 0.09%, June 5, 2014			17,000,000	16,997,977

U.S. Treasury Bills with an effective yield of 0.10%, May 1, 2014(SEGCCS)			20,000,000	19,999,040

U.S. Treasury Bills with an effective yield of 0.10%, February 6, 2014			18,250,000	18,249,747

Federal Home Loan Bank unsec. discount notes with an effective yield of 0.09%, April 2, 2014			27,469,000	27,467,242

Federal Home Loan Bank unsec. discount notes with an effective yield of 0.07%, February 14, 2014			6,000,000	5,999,848

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.10%, April 21, 2014			7,000,000	6,999,398

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.09%, April 2, 2014			13,000,000	12,999,168

Total short-term investments (cost $274,370,465)				$274,401,907

TOTAL INVESTMENTS

Total investments (cost $1,037,967,401)(b)				$1,090,749,893

FORWARD CURRENCY CONTRACTS at 1/31/14 (aggregate face value $227,296,872) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	3/19/14	$102,382	$101,936	$446
	Chilean Peso	Sell	4/16/14	893,112	905,590	12,478
	Euro	Buy	3/19/14	1,495,459	1,517,746	(22,287)
	Japanese Yen	Sell	2/19/14	2,746,700	2,853,559	106,859
	Singapore Dollar	Sell	2/19/14	745,725	770,839	25,114
	Swiss Franc	Sell	3/19/14	1,437,668	1,439,079	1,411
Barclays Bank PLC
	Australian Dollar	Sell	4/16/14	1,570,305	1,565,161	(5,144)
	British Pound	Buy	3/19/14	3,056,997	3,034,067	22,930
	British Pound	Sell	3/19/14	3,056,997	3,046,380	(10,617)
	Canadian Dollar	Sell	4/16/14	1,592,626	1,658,789	66,163
	Euro	Buy	3/19/14	2,915,931	2,934,881	(18,950)
	Japanese Yen	Sell	2/19/14	3,328,188	3,515,749	187,561
	Mexican Peso	Buy	4/16/14	868,742	884,676	(15,934)
	Norwegian Krone	Buy	3/19/14	5,567	7,629	(2,062)
	Polish Zloty	Buy	3/19/14	741,806	753,441	(11,635)
	Polish Zloty	Sell	3/19/14	741,806	758,641	16,835
	Singapore Dollar	Sell	2/19/14	395,772	410,866	15,094
	Swiss Franc	Sell	3/19/14	3,027,157	3,048,794	21,637
	Turkish Lira	Sell	3/19/14	899,066	855,594	(43,472)
Citibank, N.A.
	Brazilian Real	Buy	4/2/14	907,982	909,503	(1,521)
	British Pound	Buy	3/19/14	27,280	27,140	140
	Canadian Dollar	Sell	4/16/14	402,997	422,578	19,581
	Chilean Peso	Sell	4/16/14	1,788,741	1,795,111	6,370
	Euro	Buy	3/19/14	3,007,644	3,034,401	(26,757)
	Japanese Yen	Sell	2/19/14	2,871,586	2,986,678	115,092
	New Taiwan Dollar	Buy	2/19/14	2,757,885	2,841,125	(83,240)
	New Taiwan Dollar	Sell	2/19/14	2,757,885	2,850,204	92,319
	Swiss Franc	Sell	3/19/14	2,800,860	2,809,041	8,181
Credit Suisse International
	Australian Dollar	Sell	4/16/14	1,521,530	1,524,520	2,990
	British Pound	Buy	3/19/14	111,421	119,531	(8,110)
	Canadian Dollar	Sell	4/16/14	1,488,561	1,533,042	44,481
	Euro	Buy	3/19/14	1,435,441	1,446,160	(10,719)
	Indian Rupee	Buy	2/19/14	902,737	906,300	(3,563)
	Indian Rupee	Sell	2/19/14	902,737	916,231	13,494
	Indian Rupee	Buy	5/21/14	2,669,289	2,669,546	(257)
	Japanese Yen	Sell	2/19/14	3,570,345	3,693,894	123,549
	Mexican Peso	Buy	4/16/14	761,612	775,243	(13,631)
	Mexican Peso	Sell	4/16/14	761,612	760,405	(1,207)
	New Zealand Dollar	Sell	4/16/14	1,485,493	1,515,758	30,265
	Norwegian Krone	Buy	3/19/14	1,496,161	1,536,863	(40,702)
	Norwegian Krone	Sell	3/19/14	1,496,161	1,521,840	25,679
	Singapore Dollar	Sell	2/19/14	671,865	704,376	32,511
	South African Rand	Sell	4/16/14	911,178	898,922	(12,256)
	South Korean Won	Buy	2/19/14	3,842,081	3,845,837	(3,756)
	South Korean Won	Sell	2/19/14	3,842,081	3,838,645	(3,436)
	Swedish Krona	Sell	3/19/14	1,516,658	1,505,831	(10,827)
	Swiss Franc	Sell	3/19/14	1,390,223	1,396,530	6,307
Deutsche Bank AG
	Australian Dollar	Sell	4/16/14	271,226	276,965	5,739
	Canadian Dollar	Sell	4/16/14	2,949,784	3,032,439	82,655
	Euro	Buy	3/19/14	2,036,431	2,045,880	(9,449)
	Japanese Yen	Sell	2/19/14	3,013,552	3,096,769	83,217
	Polish Zloty	Buy	3/19/14	1,182,954	1,199,064	(16,110)
	Polish Zloty	Sell	3/19/14	1,182,954	1,215,163	32,209
	Swiss Franc	Sell	3/19/14	4,454,784	4,482,253	27,469
Goldman Sachs International
	British Pound	Buy	3/19/14	64,255	67,591	(3,336)
	Canadian Dollar	Sell	4/16/14	2,084,989	2,175,531	90,542
	Euro	Buy	3/19/14	1,539,293	1,536,394	2,899
	Japanese Yen	Sell	2/19/14	2,289,409	2,394,482	105,073
HSBC Bank USA, National Association
	Canadian Dollar	Buy	4/16/14	1,493,222	1,529,963	(36,741)
	Canadian Dollar	Sell	4/16/14	1,493,222	1,557,936	64,714
	Euro	Buy	3/19/14	1,504,901	1,534,340	(29,439)
	Euro	Sell	3/19/14	1,504,901	1,527,647	22,746
	Japanese Yen	Sell	2/19/14	3,159,147	3,157,959	(1,188)
	New Taiwan Dollar	Buy	2/19/14	2,757,882	2,840,489	(82,607)
	New Taiwan Dollar	Sell	2/19/14	2,757,882	2,849,129	91,247
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/16/14	1,498,188	1,492,983	(5,205)
	British Pound	Buy	3/19/14	187,509	201,174	(13,665)
	Canadian Dollar	Sell	4/16/14	1,451,990	1,494,959	42,969
	Euro	Buy	3/19/14	4,452,931	4,469,983	(17,052)
	Japanese Yen	Sell	2/19/14	1,551,774	1,623,804	72,030
	Mexican Peso	Buy	4/16/14	627,988	641,388	(13,400)
	New Taiwan Dollar	Buy	2/19/14	4,703,201	4,834,242	(131,041)
	New Taiwan Dollar	Sell	2/19/14	4,703,201	4,864,976	161,775
	New Zealand Dollar	Sell	4/16/14	1,485,493	1,515,790	30,297
	Norwegian Krone	Buy	3/19/14	332,349	341,488	(9,139)
	Singapore Dollar	Sell	2/19/14	107,852	174,683	66,831
	South Korean Won	Buy	2/19/14	4,893,548	4,891,916	1,632
	South Korean Won	Sell	2/19/14	4,893,548	4,873,883	(19,665)
	Swiss Franc	Sell	3/19/14	2,272,023	2,297,361	25,338
Royal Bank of Scotland PLC (The)
	Canadian Dollar	Sell	4/16/14	2,247,317	2,315,763	68,446
	Euro	Buy	3/19/14	1,503,552	1,530,343	(26,791)
	Euro	Sell	3/19/14	1,503,552	1,517,388	13,836
	Japanese Yen	Sell	2/19/14	3,878,084	3,937,477	59,393
	Mexican Peso	Buy	4/16/14	1,370,892	1,397,120	(26,228)
State Street Bank and Trust Co.
	Brazilian Real	Buy	4/2/14	907,982	905,985	1,997
	British Pound	Buy	3/19/14	1,525,212	1,519,184	6,028
	British Pound	Sell	3/19/14	1,525,212	1,525,063	(149)
	Canadian Dollar	Sell	4/16/14	1,445,357	1,508,123	62,766
	Euro	Buy	3/19/14	3,672,562	3,659,758	12,804
	Japanese Yen	Sell	2/19/14	3,365,803	3,497,612	131,809
	Mexican Peso	Buy	4/16/14	1,107,950	1,128,037	(20,087)
	New Taiwan Dollar	Buy	2/19/14	4,703,204	4,837,069	(133,865)
	New Taiwan Dollar	Sell	2/19/14	4,703,204	4,858,673	155,469
	Norwegian Krone	Buy	3/19/14	579,735	595,267	(15,532)
	Polish Zloty	Buy	3/19/14	1,483,580	1,512,347	(28,767)
	Polish Zloty	Sell	3/19/14	1,483,580	1,517,746	34,166
	Singapore Dollar	Sell	2/19/14	1,191,624	1,233,095	41,471
	South Korean Won	Buy	2/19/14	5,398,620	5,406,920	(8,300)
	South Korean Won	Sell	2/19/14	5,398,620	5,367,660	(30,960)
	Swiss Franc	Sell	3/19/14	659,474	660,041	567
UBS AG
	Australian Dollar	Sell	4/16/14	1,512,733	1,513,901	1,168
	British Pound	Buy	3/19/14	1,493,495	1,518,507	(25,012)
	Canadian Dollar	Sell	4/16/14	1,470,096	1,525,351	55,255
	Euro	Buy	3/19/14	283,636	284,898	(1,262)
	Japanese Yen	Sell	2/19/14	2,670,884	2,805,997	135,113
	Mexican Peso	Buy	4/16/14	761,604	773,770	(12,166)
	Mexican Peso	Sell	4/16/14	761,604	760,589	(1,015)
	Norwegian Krone	Buy	3/19/14	186,708	192,030	(5,322)
	Singapore Dollar	Buy	2/19/14	3,966,102	4,036,075	(69,973)
	Singapore Dollar	Sell	2/19/14	3,966,102	4,074,867	108,765
	South African Rand	Sell	4/16/14	911,169	904,696	(6,473)
	Swedish Krona	Sell	3/19/14	1,581,620	1,586,293	4,673
	Swiss Franc	Sell	3/19/14	2,135,648	2,137,084	1,436
WestPac Banking Corp.
	Canadian Dollar	Sell	4/16/14	1,443,744	1,506,355	62,611
	Euro	Buy	3/19/14	3,035,023	3,061,884	(26,861)
	Japanese Yen	Sell	2/19/14	1,043,641	1,096,608	52,967

Total						$1,840,726

FUTURES CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Short)	603	$71,158,061	Mar-14	$(387,388)
DAX Index (Short)	9	2,829,285	Mar-14	130,153
Euro-CAC 40 Index (Short)	48	2,697,615	Feb-14	107,303
FTSE 100 Index (Short)	305	$32,382,215	Mar-14	(127,313)
IBEX 35 Index (Long)	102	13,674,470	Feb-14	(613,769)
S&P 500 Index E-Mini (Long)	458	40,684,140	Mar-14	(339,873)
S&P Mid Cap 400 Index E-Mini (Long)	345	45,205,350	Mar-14	978,071
S&P/TSX 60 Index (Short)	20	2,816,072	Mar-14	60,005
SPI 200 Index (Short)	25	2,813,061	Mar-14	69,742
U.S. Treasury Note 5 yr (Short)	115	13,871,875	Mar-14	24,938
U.S. Treasury Note 10 yr (Long)	20	2,515,000	Mar-14	12,900
U.S. Treasury Note 10 yr (Short)	243	30,557,250	Mar-14	(61,212)

Total				$(146,443)

WRITTEN OPTIONS OUTSTANDING at 1/31/14 (premiums $816,579) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Feb-14/$185.00	$561,295	$280,648
SPDR S&P 500 ETF Trust (Call)	Feb-14/184.00	156,441	112,638
SPDR S&P 500 ETF Trust (Call)	Feb-14/185.00	142,637	38,629
SPDR S&P 500 ETF Trust (Call)	Feb-14/189.00	659,176	32,219
SPDR S&P 500 ETF Trust (Call)	Feb-14/188.00	178,908	6,629
SPDR S&P 500 ETF Trust (Call)	Feb-14/188.00	182,499	885

Total			$471,648

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Bank of America N.A.

2.60/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-14/2.60	$17,102,800	$(1,710)
(2.84)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-14/2.84	17,102,800	(22,063)
3.04/3 month USD-LIBOR-BBA/Mar-24 (Written)	Mar-14/3.04	17,102,800	3,250
(2.60)/3 month USD-LIBOR-BBA/Jan-25 (Written)	Jan-15/2.60	17,102,800	(9,578)

Total			$(30,101)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/14 (proceeds receivable $9,383,906) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, February 1, 2044	$9,000,000	2/13/14	$9,428,203

Total			$9,428,203

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
GBP	1,320,000	$—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	$(159,627)
Goldman Sachs International
GBP	1,320,000	—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	(406)

Total		$—	$(160,033)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$105,546,600	(E)	$1,173,369	3/19/19	3 month USD-LIBOR-BBA	2.00%	$(371,834)
	271,228,200	(E)	1,271,354	3/19/16	3 month USD-LIBOR-BBA	0.75%	10,143
	11,776,000	(E)	145,333	3/19/44	3 month USD-LIBOR-BBA	3.75%	411,116
	25,457,600	(E)	426,632	3/19/24	3 month USD-LIBOR-BBA	3.25%	(486,785)

	Total		$3,016,688	$(437,360)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$1,187,653	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(8,096)
	525,831	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,585)
	3,737,040	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	22,736
	1,745,378	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(10,619)
	11,660,000	—	7/19/23	(2.585%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(200,214)
baskets	1,134,019	—	3/14/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF2) of common stocks	1,862,214
baskets	338,314	—	3/14/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF2) of common stocks	(1,299,602)
baskets	750,635	—	3/14/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF2) of common stocks	(2,188,217)
units	29,604	—	3/14/14	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(338,574)
units	8,965	—	3/14/14	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	1,457,189
units	19,682	—	3/14/14	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	2,379,036
Barclays Bank PLC
	$424,859	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,341
	812,238	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,284)
	1,660,394	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,384)
	1,374,011	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,571
	1,223,112	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,930
	26,349,772	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(179,623)
	4,217,557	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,295)
	679,888	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	7,853
	481,920	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,731
	375,958	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(872)
	3,714,843	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(18,757)
	4,026,920	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	22,818
	1,202,562	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	13,890
	140,430	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(825)
	49,713	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(79)
	277,104	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,570
	2,891,517	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	16,384
	6,334,925	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(31,986)
	4,452,665	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	51,429
	1,567,948	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,917)
	7,503,688	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	66,351
	587,385	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,179)
	4,971,753	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	43,963
	383,344	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,112
	10,595	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	94
	14,237,832	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	80,675
	371,961	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,050
	1,206,947	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,650
	874,827	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,820
	4,790,062	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(24,186)
	1,726,937	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(4,219)
	1,820,923	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	11,078
	727,045	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,948)
	363,523	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,474)
	363,523	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,474)
	729,535	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,958)
	1,894,885	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(7,684)
	729,535	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,958)
	1,337,211	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(2,349)
	847,696	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(1,489)
	1,175,182	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,866)
	1,456,688	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,907)
	11,760,000	—	7/19/23	(2.569%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(183,303)
	4,028,366	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	12,112
	1,040,753	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,255)
units	132,855	—	10/29/14	(0.15%)	Barclay's EX-US QMA USD Excess Return Index	(32,795)
units	385,106	—	10/29/14	(0.10%)	Barclay's QMA US Excess Return Index	445,294
Citibank, N.A.
	$1,612,985	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,140
	764,806	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,334
	1,052,139	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,347
	2,423,093	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	14,742
baskets	519	—	12/19/14	(3 month USD-LIBOR-BBA plus 0.15%)	A basket (CGPUTQL2) of common stocks	(1,208,393)
baskets	459,343	—	1/6/15	3 month USD-LIBOR-BBA less 0.65%	A basket (CGPUTS23) of common stocks	1,032,259
shares	214,025	—	1/30/15	1 month USD-LIBOR plus 0.50%	Carlyle Group LP	(255,096)
shares	240,057	—	1/30/15	1 month USD-LIBOR less 0.55%	Apollo Global Management, LLC	(85,508)
units	11,348	—	12/19/14	3 month USD-LIBOR-BBA minus 0.10%	Russell 1000 Total Return Index	544,423
units	5,235	(171,521)	1/23/15	3 month USD-LIBOR-BBA minus 3.00%	MSCI Daily TR Net Emerging Markets Indonesia USD	(181,908)
Credit Suisse International
	$963,839	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,461
	3,617,833	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	24,662
	4,306,376	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	29,356
	89,706	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	612
	11,560,000	—	7/19/23	(2.57%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(181,330)
	220,956	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,344
	2,180,304	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	13,265
	2,818,282	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	17,146
	2,556,405	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(4,491)
	2,553,692	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	7,678
	2,128,639	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	6,400
	5,347,006	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(18,239)
Deutsche Bank AG
	56,678,000	—	1/24/24	(2.545%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(275,909)
EUR	25,085	—	1/21/15	(3 month EUR-EURIBOR-REUTERS minus 0.16%)	STOXX 600 Banks Supersector Return Index EUR	(657,788)
units	14,756	—	1/26/15	3 month USD-LIBOR-BBA minus 0.20%	MSCI Daily TR Net Emerging Markets Brazil USD	119,049
units	30,679	—	1/26/15	3 month USD-LIBOR-BBA minus 0.30%	MSCI Daily TR Net Emerging Markets Turkey USD	(44,911)
units	13,450	—	1/26/15	3 month USD-LIBOR-BBA minus 0.35%	MSCI Daily TR Net Emerging Markets South Africa USD	239,115
Goldman Sachs International
	$1,264,086	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,008)
	975,149	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,549)
	3,267,563	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(7,579)
	1,758,854	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,793)
	2,016,386	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,117)
	2,016,386	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,117)
	1,614,813	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(9,824)
	1,293,184	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,530)
	485,857	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,453)
	1,231,852	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(7,494)
	418,551	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,460)
	14,340	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(33)
	1,265,383	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(2,935)
	1,771,524	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,945)
	91,910	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(464)
	245,022	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,237)
	32,319	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(51)
	1,385,308	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,200)
	3,292,167	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(21,416)
	3,050,035	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,841)
	2,374,025	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(5,507)
	1,568,089	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(9,540)
	3,296,001	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(20,053)
	1,745,378	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(10,619)
	11,560,000	—	7/19/23	(2.58%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(192,775)
	2,661,642	(5,822)	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(17,494)
JPMorgan Chase Bank N.A.
	1,459,635	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,950)
	2,129,650	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(12,957)
UBS AG
baskets	808,464	—	5/19/14	(3 month USD-LIBOR-BBA plus 0.90%)	A basket (UBSEMBSK) of common stocks	(3,402,980)
shares	466,462	—	7/18/14	1 month USD-LIBOR-BBA minus 0.45%	Vanguard Index Funds - MSCI Emerging Markets ETF	768,472
units	112,580	—	5/19/14	3 month USD-LIBOR-BBA plus 0.20%	MSCI Emerging Markets TR Net USD	4,030,996
units	73,244	—	5/19/14	3 month USD-LIBOR-BBA plus 0.10%	MSCI Emerging Markets TR Net USD	2,617,230

Total		$(177,343)	$4,692,455

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$4,785	$70,000	5/11/63	300 bp	$2,894
	CMBX NA BBB- Index	BBB-/P	9,522	158,000	5/11/63	300 bp	5,253
	CMBX NA BBB- Index	BBB-/P	19,446	315,000	5/11/63	300 bp	10,936
	CMBX NA BBB- Index	BBB-/P	18,582	326,000	5/11/63	300 bp	9,775
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	31,595	285,000	5/11/63	300 bp	23,895
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	822	106,000	5/11/63	300 bp	(2,042)
	CMBX NA BBB- Index	BBB-/P	19,183	241,000	5/11/63	300 bp	12,672
	CMBX NA BBB- Index	BBB-/P	8,915	293,000	5/11/63	300 bp	999
	CMBX NA BBB- Index	BBB-/P	5,180	294,000	5/11/63	300 bp	(2,763)
	CMBX NA BBB- Index	BBB-/P	4,548	296,000	5/11/63	300 bp	(3,449)
	CMBX NA BBB- Index	BBB-/P	33,557	297,000	5/11/63	300 bp	25,533
	CMBX NA BBB- Index	BBB-/P	3,483	300,000	5/11/63	300 bp	(4,622)
	CMBX NA BBB- Index	BBB-/P	24,736	310,000	5/11/63	300 bp	16,360
	CMBX NA BBB- Index	BBB-/P	24,002	310,000	5/11/63	300 bp	15,627
	CMBX NA BBB- Index	BBB-/P	20,393	310,000	5/11/63	300 bp	12,018
	CMBX NA BBB- Index	BBB-/P	23,820	327,000	5/11/63	300 bp	14,986
	CMBX NA BBB- Index	BBB-/P	36,250	473,000	5/11/63	300 bp	23,471
	CMBX NA BBB- Index	BBB-/P	24,458	596,000	5/11/63	300 bp	8,356
	CMBX NA BBB- Index	BBB-/P	10,625	222,000	5/11/63	300 bp	4,627
	CMBX NA BBB- Index	BBB-/P	11,967	277,000	5/11/63	300 bp	4,483
	CMBX NA BBB- Index	BBB-/P	(16,327)	289,000	1/17/47	(300 bp)	1,080
	CMBX NA BBB- Index	BBB-/P	(17,587)	289,000	1/17/47	(300 bp)	(179)
	CMBX NA BBB- Index	BBB-/P	(17,587)	289,000	1/17/47	(300 bp)	(179)

	Total		$284,368	$179,731

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 21 Index	B+/P	$(3,684,357)	$65,835,000	12/20/18	500 bp	$947,019
	NA HY Series 21 Index	B+/P	(1,525,100)	27,110,000	12/20/18	500 bp	382,040
	NA HY Series 21 Index	B+/P	(2,155,085)	38,725,000	12/20/18	500 bp	569,150

	Total		$(7,364,542)	$1,898,209

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2013 through January 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,016,581,131.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $1,039,176,350, resulting in gross unrealized appreciation and depreciation of $63,346,275 and $11,772,732, respectively, or net unrealized appreciation of $51,573,543.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$131,328,141	$113,342,486	$138,268,010	$22,349	$106,402,617
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $321,095,798 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $4,791,168 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $182,224 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $270,837.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss.
Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities to dispose of the TBA commitments prior to settlement.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Based on market circumstances, Putnam Management will determine whether to deliver the underlying securities to dispose of the TBA commitments prior to settlement.
Short sales of securities: The fund may engage in short sales of securities to realize appreciation when a security that the fund does not own declines in value. A short sale is a transaction in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The fund will realize a gain, which is limited to the price at which the fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense.
While the short position is open, the fund will post cash or liquid assets at least equal in value to the fair value of the securities sold short. The fund will also post collateral representing an additional 2%-5% of the fair value of the securities sold short. This additional collateral will be in the form of a loan from the custodian. All collateral is marked to market daily. The fund may also be required to pledge on the books of the fund additional assets for the benefit of the security and cash lender.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$11,553,576	$—	$—
Capital goods	11,586,569	—	—
Communication services	7,563,196	—	—
Conglomerates	21,777,378	—	—
Consumer cyclicals	58,480,825	—	—
Consumer staples	45,898,405	—	—
Energy	30,066,837	—	—
Financials	56,847,141	—	—
Health care	43,423,527	—	—
Technology	48,179,153	—	—
Transportation	13,986,180	—	—
Utilities and power	11,011,717	—	—
Total common stocks	360,374,504	—	—
Commodity linked notes	$—	$39,095,685	$—
Corporate bonds and notes	—	92,082,772	—
Foreign government and agency bonds and notes		4,962,325
Mortgage-backed securities	—	177,029,201	—
Purchased options outstanding	—	7,575,577	—
Senior loans	—	54,227,347	—
U.S. government and agency mortgage obligations	—	79,343,254	—
U.S. treasury obligations	—	1,657,321	—
Short-term investments	115,712,617	158,689,290	—

Totals by level	$476,087,121	$614,662,772	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,840,726	$—
Futures contracts	(146,443)	—	—
Written options outstanding	—	(471,648)	—
Forward premium swap option contracts	—	(30,101)	—
TBA sale commitments	—	(9,428,203)	—
Interest rate swap contracts	—	(3,614,081)	—
Total return swap contracts	—	4,869,798	—
Credit default contracts	—	9,158,114	—

Totals by level	$(146,443)	$2,324,605	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$9,314,974	$156,860
Foreign exchange contracts	3,017,609	1,176,883
Equity contracts	24,416,128	11,076,854
Interest rate contracts	833,516	5,989,688

Total	$37,582,227	$18,400,285

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$1,900,000
Purchased TBA commitment option contracts (contract amount)		$3,500,000
Purchased swap option contracts (contract amount)		$25,700,000
Written equity option contracts (contract amount) (Note 3		$1,900,000
Written swap option contracts (contract amount)		$28,800,000
Futures contracts (number of contracts)		2,000
Forward currency contracts (contract amount)		$425,100,000
OTC interest rate swap contracts (notional)		$4,300,000
Centrally cleared interest rate swap contracts (notional)		$416,300,000
OTC total return swap contracts (notional)		$1,311,900,000
OTC credit default contracts (notional)		$6,900,000
Centrally cleared credit default contracts (notional)		$131,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2014